3. Accounts Receivable	3 Months Ended
Dec. 31, 2012
Notes
3. Accounts Receivable	3. Accounts Receivable Accounts receivable consist of the following:
December 31, 2012
Due from customers	$1,375,052
Less allowance for bad debts	(4,270)
Accounts receivable - trade	$1,370,782